Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Summary of Weighted Average Assumptions Used in Valuation of Stock Option Awards Granted under Black- Scholes Model
The weighted-average assumptions used in the valuation of stock option awards granted under the Black-Scholes model are summarized as follows:

	Three Months Ended March 31,
	2022	2021
Dividend yield	0.0%	0.0%
Volatility	45.30%	44.55%
Expected term (years)	5.92	5.89
Risk-free interest rate	1.85%	1.23%

Stock-based Compensation
The weighted average assumptions used in the valuation of stock option awards granted under the Black- Scholes model are summarized as follows:

	Year Ended December 31,
	2021	2020	2019
Dividend yield	—	—	—
Volatility	45.44%	44.65%	37.60%
Expected term (years)	5.88	5.89	5.89
Risk-free interest rate	1.32%	0.65%	1.80%

Summary of Stock-based Compensation Activity [Roll Forward]
Stock Option Activity Rollforward

Stock options	Number of shares subject to option	Weighted average exercise price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in thousands)	Unrecognized compensation expense (in thousands)
Balance as of January 1, 2022	51,646,456	$4.13	6.29	$208,614	$40,337
Granted	4,129,380	8.05
Exercised	(140,970)	3.80
Forfeited	(280,330)	5.07
Expired	—	—

Balance as of March 31, 2022	55,354,536	$4.42	6.32	$153,377	$47,586

Vested and exercisable as of January 1, 2022	43,842,127	$3.71	5.47	$195,710	$—

Vested and exercisable as of March 31, 2022	47,844,651	$3.82	5.53	$161,118	$—

Stock-based Compensation Activity Rollforward

Stock options	Number of shares subject to option	Weighted average exercise price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in thousands)	Unrecognized compensation expense (in thousands)
Balance at January 1, 2020	37,912,097	$3.74

Granted	294,065	3.69
Exercised	(500,543)	5.34
Forfeited	(396,626)	3.67
Expired	(280,905)	4.35

Balance at December 31, 2020	37,028,088	$3.74	6.08	$49,446	$2,708

Granted	15,401,179	5.08
Exercised	(375,747)	3.76
Forfeited	(316,303)	5.06
Expired	(90,761)	3.87

Balance at December 31, 2021	51,646,456	$4.13	6.29	$208,614	$40,337

Vested and exercisable as of December 31, 2020	35,314,526	$3.68	6.43	$49,262	$—

Vested and exercisable as of December 31, 2021	43,842,127	$3.71	5.47	$195,710	$—

Summary of Stock-based Compensation Expense Including Expense with Liability Classified Awards
Stock-based compensation expense is summarized as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Cost of revenue	$590	$59
Sales and marketing	2,980	335
Research and development	2,588	141
General and administrative	3,610	73

Total stock-based compensation	$9,768	$608

Stock-based compensation expense is summarized as follows (in thousands), including expense in connection with liability classified awards:

	Year ended December 31,
	2021	2020	2019
Cost of revenue	$1,410	$430	$519
Sales and marketing	7,843	5,199	5,382
Research and development	6,447	4,140	4,325
General and administrative	9,356	7,926	8,607

Total stock-based compensation expense	$25,056	$17,695	$18,833